Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

www.drinkerbiddle.com

June 29, 2018

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mirae Asset Discovery Funds

Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

(File Nos. 333-166018 and 811-22406)

Ladies and Gentlemen:

On behalf of Mirae Asset Discovery Funds (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This Registration Statement is being filed under Rule 485(a)(1) of the Securities Act to include sales charge variation disclosure for two financial intermediaries as an appendix to the Prospectuses for each of the Trust’s series in accordance with IM Guidance Update, No. 2016-06 “Mutual Fund Fee Structures.”

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same series.

Other than the addition of the appendix and related disclosure regarding the sales charge variations, the Registration Statement has been updated to reflect non-material financial and other information for the fiscal year ended April 30, 2018 and to remove references to the Asia Great Consumer Fund that was reorganized into the Asia Fund on December 1, 2017. Other than the changes noted above, the disclosure information in the Emerging Markets Corporate Debt Fund Prospectus and Statement of Additional Information contained in the Registration Statement is substantially similar to the information in Post-Effective No. 52 to the Trust’s Registration Statement filed on January 22, 2018 and the disclosure information in the Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund Prospectus and Statement of Additional Information is substantially similar to the information in Post-Effective No. 48 to the Trust’s Registration Statement filed on August 28, 2017.

Other than the disclosure relating to the appendix and related sales charge variation disclosure, there are no other material changes to the Prospectuses or Statements of Additional Information that would require filing under Rule 485(a)(1) of the Securities Act. Therefore, the Registrant requests that the

Staff conduct a cursory or partial review of only the material changes to the Registration Statement in accordance with the Release.

Please direct any communications relating to the filing to the undersigned at (215) 988-2699.

Sincerely,

/s/ Nancy P. O’Hara
Nancy P. O’Hara

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